Goodwill and Intangibles - Finite-Lived Intangible Assets, Future Amortization Expense (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Amortization Expense
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2017	$ 50,153
2018	48,626
2019	42,064
2020	25,951
2021	7,655
Thereafter	35,050
Finite-lived intangible assets, net carrying value	209,499
Placement Fee Accretion
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2017	4,564
2018	3,794
2019	2,609
2020	57
2021	39
Thereafter	189
Finite-lived intangible assets, net carrying value	$ 11,252